STATUTORY RESERVE (Narrative) (Details)	12 Months Ended
Jul. 31, 2015
Foreign Tax Authority [Member]
Statutory Surplus Reserve Fund Percentage	10.00%
Registered Capital Appropriation Percentage	50.00%
CHINA [Member]
Statutory Surplus Reserve Fund Percentage	10.00%
Registered Capital Appropriation Percentage	50.00%